Shareholder Report, Holdings (Details) - Wanger International	Jun. 30, 2024
Dreyfus Government Cash Management Fund, Institutional Shares, 5.191%01/07/2022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hypoport SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BE Semiconductor Industries NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Other
Holdings [Line Items]
Percent of Net Asset Value	23.30%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.10%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.50%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.10%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%